Accounts receivable, net (Summary of Accounts Receivable, Net) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, net [Abstract]
Accounts receivable	$ 240,948	$ 236,188
Less: Allowance for doubtful debts	(15,076)	(14,571)	(16,034)	(7,787)
Total accounts receivable, net	225,872	221,617
Less: Non-current portion	(3,350)	(1,389)
Current portion	$ 222,522	$ 220,228